Summary of Significant Accounting Policies (Details) - Schedule of Financial Instruments - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Financial assets
Federal Home Loan Bank stock	$ 4,230	$ 4,623
Accrued interest receivable	1,169	902
Financial liabilities
Deposits	256,139	226,309
Advances by borrowers for taxes and insurance	909	793
Level 1 [Member]
Financial assets
Cash and cash equivalents	18,287	8,167
Financial liabilities
Deposits	79,567	88,994
Level 2 [Member]
Financial assets
Available-for-sale securities	9,648	12,080
Held-to-maturity securities	203	259
Accrued interest receivable	1,169	902
Financial liabilities
Deposits	176,272	136,577
Federal Home Loan Bank advances	68,122	69,863
Advances by borrowers for taxes and insurance	909	793
Accrued interest payable	176	70
Level 3 [Member]
Financial assets
Loans receivable - net	318,867	293,530
Carrying Value [Member]
Financial assets
Cash and cash equivalents	18,287	8,167
Available-for-sale securities	9,648	12,080
Held-to-maturity securities	213	274
Loans receivable - net	333,025	313,807
Federal Home Loan Bank stock	4,230	4,623
Accrued interest receivable	1,169	902
Financial liabilities
Deposits	256,139	226,309
Federal Home Loan Bank advances	68,988	70,087
Advances by borrowers for taxes and insurance	909	793
Accrued interest payable	176	70
Fair Value [Member]
Financial assets
Cash and cash equivalents	18,287	8,167
Available-for-sale securities	9,648	12,080
Held-to-maturity securities	203	259
Loans receivable - net	318,867	293,530
Federal Home Loan Bank stock
Accrued interest receivable	1,169	902
Financial liabilities
Deposits	255,839	225,571
Federal Home Loan Bank advances	68,122	69,863
Advances by borrowers for taxes and insurance	909	793
Accrued interest payable	$ 176	$ 70